LIQUIDITY, DEVELOPMENT STAGE AND GOING CONCERN (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 13, 2008	Sep. 30, 2013 Scenario, Previously Reported [Member]	Jun. 30, 2013 Scenario, Previously Reported [Member]	Mar. 31, 2013 Scenario, Previously Reported [Member]	Sep. 30, 2013 Restatement Adjustment [Member]	Jun. 30, 2013 Restatement Adjustment [Member]	Mar. 31, 2013 Restatement Adjustment [Member]
Restatement to Prior Year Balance Sheets [Line Items]
Derivative liabilities	$ 409,000	$ 5,859,170	$ 26,893						$ 1,544,443	$ 250,011	$ 921,954	$ 2,427,367	$ 419,239	$ 794,468
Convertible promissory notes	114,000	124,393	768,892						485,936	674,161	328,727	475,780	631,961	328,726
Total Liabilities	3,473,000	8,539,190	4,737,753						4,664,706	5,576,483	6,165,888	5,537,474	5,703,511	6,038,401
Additional paid in capital	33,428,000	18,938,039	7,991,465						13,760,385	10,728,916	9,367,041	16,053,726	12,678,967	11.274893
Deficit accumulated during the development stage									(17,645,773)	(15,620,221)	(14,719,336)	(20,737,511)	(17,697,300)	(16,499,701)
Stockholder’s deficit	$ 1,559,000	$ (7,519,170)	$ (3,527,816)	$ (3,349,944)	$ (1,534,645)	$ (1,074,711)	$ (768,521)	$ 0	$ (3,354,569)	$ (4,449,302)	$ (4,967,128)	$ (4,152,966)	$ (4,576,330)	$ (4,839,641)